Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes

Note 11. Income Taxes

The Company’s tax expense for the three months ended March 31, 2022 and 2021 was zero.

Income taxes are provided for the tax effects of transactions reported in the consolidated financial statements and consist of taxes currently due. Deferred taxes relate to differences between the basis of assets and liabilities for financial and income tax reporting which will be either taxable or deductible when the assets or liabilities are recovered or settled. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

Management considers the scheduled reversal of deferred income tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based on consideration of these items, management has determined that enough uncertainty exists relative to the realization of the deferred income tax asset balances to warrant the application of a full valuation allowance as of March 31, 2022.

Note 17. Income Taxes

The components of income (loss) before provision for income taxes for the years ended December 31, 2021 and 2020 are as follows (in thousands):

	For the Years Ended December 31,
	2021	2020
Domestic	$(12,874)	$3,160
Foreign	—	6
Income (loss) before provision for income taxes	$(12,874)	$3,166

Income taxes are provided for the tax effects of transactions reported in the consolidated financial statements and consist of taxes currently due. Deferred taxes relate to differences between the basis of assets and liabilities for financial and income tax reporting which will be either taxable or deductible when the assets or liabilities are recovered or settled.

The Company has federal net operating loss carryforwards of $49.2 million and $42 million as of December 31, 2021 and 2020, respectively, of which $14.2 million will expire between 2031 and 2038 and $35 million can be carried forward indefinitely. The Company has estimated state net operating loss carryforwards of $41 million and $32 million as of December 31, 2021 and 2020, respectively, most of which will expire between 2026 and 2040. Utilization of the Company’s federal and certain state net operating losses is subject to limitation due to the ownership change limitations provided by the Internal Revenue Code Sec. 382 and similar state provisions. Such an annual limitation results in the expiration of the net operating loss carryforwards before utilization. The Company believes that utilization of its federal and certain state net operating losses is substantially limited as a result of the conversion of Mr. Drexler’s convertible note in September 2019. Accordingly, for financial reporting purposes, the Company has recorded a significant decrease in the federal and net operating loss carryforwards for the year ended December 31, 2020.

The valuation allowance as of December 31, 2021 and 2020 was $16.3 million and $13.6 million, respectively. The net change in valuation allowance for the year ended December 31, 2021 was an increase of $2.8 million and for the year ended December 31, 2020 was a decrease of $18.7 million. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

Management considers the scheduled reversal of deferred income tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based on consideration of these items, management has determined that enough uncertainty exists relative to the realization of the deferred income tax asset balances to warrant the application of a full valuation allowance as of December 31, 2021 and 2020.

The effects of temporary differences that gave rise to significant portions of deferred tax assets as of December 31, 2021 and 2020, are as follows (in thousands):

	As of December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	12,988	10,656
Stock compensation	$433	$290
Other	2,891	2,606
Gross deferred tax assets	$16,312	$13,552
Valuation allowance	(16,312)	(13,552)
Net deferred tax assets	$-	$-

The income tax benefit for the years ended December 31, 2021 and 2020 included the following (in thousands):

	For the Years Ended December 31,
	2021	2020
Current income tax benefit:
Federal	$-	$-
State	(8)	(19)
Foreign	—	10
	(8)	(9)
Deferred income tax benefit:
Federal	—	—
State	—	—
Foreign	—	—
	—	—
Benefit for income taxes, net	$(8)	$(9)

The income tax benefit differs from those computed using the statutory federal tax rate of 21% due to the following (in thousands):

	For the Years Ended December 31,
	2021	2020
Expected provision at statutory federal rate	$2,700	$665
State tax — net of federal benefit	(6)	18
Foreign income/losses taxed at different rates	—	9
Other	200	(38)
Change in valuation allowance	(2,902)	(663)
Income tax benefit	$(8)	$(9)

A reconciliation of the beginning and ending amount of unrecognized tax benefits (“UTB’s”) is as follows (in thousands):

	For the Years Ended December 31,
	2021	2020
Gross UTB’s, beginning balance	$—	$128
Reductions for tax positions taken in a prior year	—	(128)
Gross UTB’s, ending balance	—	—

The Company’s policy is to recognize interest and penalties related to uncertain tax benefits in its provision for income taxes. As of December 31, 2021 and 2020, the Company has not recorded a liability for potential interest or penalties. The Company also does not expect its unrecognized tax benefits to change significantly over the next 12 months.

The Company is subject to taxation in the U.S., as well as various state and foreign jurisdictions. As of December 31, 2021, the Company’s statute is open from 2018, 2017 and 2016 forward for federal, state and foreign tax purposes, respectively. However, years prior to 2016 could still be considered open for adjustments to net operating loss carryforwards.

On March 27, 2020, President Trump signed into law the CARES Act. Among the changes to the U.S. federal income tax, the CARES Act restored net operating loss carryback rules that were eliminated by 2017 Tax Cuts and Jobs Act, modified the limit on the deduction for net interest expense and accelerated the timeframe for refunds of AMT credits. Based on an analysis of the impact of the CARES Act, the Company has not identified any overall material effect on the 2021 and 2020 tax liabilities.